American Century Investments®
Quarterly Portfolio Holdings
Select Fund
July 31, 2022

Select - Schedule of Investments
JULY 31, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.0%
Automobiles — 4.6%
Tesla, Inc.(1)	212,800	189,700,560
Beverages — 2.0%
Constellation Brands, Inc., Class A	273,700	67,415,047
Diageo PLC	330,500	15,656,399
		83,071,446
Biotechnology — 4.0%
Biogen, Inc.(1)	161,400	34,710,684
Regeneron Pharmaceuticals, Inc.(1)	115,000	66,894,350
Vertex Pharmaceuticals, Inc.(1)	222,200	62,307,102
		163,912,136
Capital Markets — 2.2%
MSCI, Inc.	94,100	45,294,094
S&P Global, Inc.	119,300	44,967,749
		90,261,843
Containers and Packaging — 0.6%
Ball Corp.	314,900	23,119,958
Energy Equipment and Services — 0.6%
ChampionX Corp.	1,146,800	23,956,652
Entertainment — 1.3%
Electronic Arts, Inc.	184,800	24,251,304
Walt Disney Co.(1)	265,700	28,190,770
		52,442,074
Equity Real Estate Investment Trusts (REITs) — 0.6%
Equinix, Inc.	36,400	25,616,136
Food and Staples Retailing — 1.7%
Costco Wholesale Corp.	130,200	70,477,260
Health Care Equipment and Supplies — 0.5%
Penumbra, Inc.(1)	144,100	20,084,658
Health Care Providers and Services — 4.2%
UnitedHealth Group, Inc.	316,300	171,542,142
Hotels, Restaurants and Leisure — 1.3%
Airbnb, Inc., Class A(1)	475,400	52,759,892
Interactive Media and Services — 10.1%
Alphabet, Inc., Class A(1)	1,692,000	196,813,440
Alphabet, Inc., Class C(1)	1,600,000	186,624,000
Meta Platforms, Inc., Class A(1)	185,400	29,497,140
		412,934,580
Internet and Direct Marketing Retail — 7.0%
Amazon.com, Inc.(1)	2,126,000	286,903,700
IT Services — 7.4%
Mastercard, Inc., Class A	506,600	179,230,014
PayPal Holdings, Inc.(1)	358,500	31,021,005
Visa, Inc., Class A	445,100	94,410,161
		304,661,180
Life Sciences Tools and Services — 1.7%
Danaher Corp.	243,000	70,827,210
Machinery — 2.5%
FANUC Corp.	153,200	26,420,943

Graco, Inc.	698,100	46,884,396
Otis Worldwide Corp.	396,400	30,986,588
		104,291,927
Oil, Gas and Consumable Fuels — 0.4%
Sitio Royalties Corp.	572,900	16,906,279
Personal Products — 0.7%
Estee Lauder Cos., Inc., Class A	102,500	27,992,750
Pharmaceuticals — 1.5%
Bristol-Myers Squibb Co.	859,100	63,384,398
Professional Services — 0.4%
Verisk Analytics, Inc.	90,800	17,274,700
Road and Rail — 0.4%
Canadian Pacific Railway Ltd.	232,000	18,292,952
Semiconductors and Semiconductor Equipment — 9.2%
Advanced Micro Devices, Inc.(1)	352,000	33,253,440
Analog Devices, Inc.	569,100	97,862,436
KLA Corp.	162,100	62,171,834
NVIDIA Corp.	540,800	98,225,504
Texas Instruments, Inc.	469,900	84,060,411
		375,573,625
Software — 11.9%
Adobe, Inc.(1)	148,400	60,861,808
Atlassian Corp. PLC, Class A(1)	231,600	48,478,512
Crowdstrike Holdings, Inc., Class A(1)	137,100	25,171,560
Microsoft Corp.	1,070,000	300,391,800
Roper Technologies, Inc.	26,000	11,353,420
Salesforce, Inc.(1)	118,300	21,769,566
Zscaler, Inc.(1)	129,200	20,033,752
		488,060,418
Specialty Retail — 5.2%
Home Depot, Inc.	236,500	71,172,310
Lowe's Cos., Inc.	427,700	81,917,381
Tractor Supply Co.	324,700	62,173,556
		215,263,247
Technology Hardware, Storage and Peripherals — 15.6%
Apple, Inc.	3,930,900	638,810,559
Textiles, Apparel and Luxury Goods — 1.4%
NIKE, Inc., Class B	498,200	57,253,144
TOTAL COMMON STOCKS (Cost $1,657,192,505)		4,065,375,426
CONVERTIBLE BONDS — 0.4%
Biotechnology — 0.2%
Ascendis Pharma A/S, 2.25%, 4/1/28(2)	10,437,000	9,106,283
IT Services — 0.2%
Block, Inc., 0.50%, 5/15/23(3)	5,601,000	6,705,400
TOTAL CONVERTIBLE BONDS (Cost $15,912,549)		15,811,683
SHORT-TERM INVESTMENTS — 0.6%
Money Market Funds — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class	25,801	25,801
State Street Navigator Securities Lending Government Money Market Portfolio(4)	2,559,560	2,559,560
		2,585,361
Repurchase Agreements — 0.5%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.625% - 3.00%, 5/31/23 - 2/15/48, valued at $2,976,350), in a joint trading account at 2.18%, dated 7/29/22, due 8/1/22 (Delivery value $2,919,191)		2,918,661

Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.125%, 11/15/41, valued at $20,853,983), at 2.23%, dated 7/29/22, due 8/1/22 (Delivery value $20,448,799)	20,445,000
23,363,661
TOTAL SHORT-TERM INVESTMENTS (Cost $25,949,022)	25,949,022
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,699,054,076)	4,107,136,131
OTHER ASSETS AND LIABILITIES†	(1,795,618)
TOTAL NET ASSETS — 100.0%	$4,105,340,513

WRITTEN OPTIONS CONTRACTS
Reference Entity	Contracts	Type	Exercise Price	Expiration Date	Underlying Notional Amount	Premiums Received	Value
Apple, Inc.	625	Call	$170.00	8/19/22	$10,156,875	$(63,262)	$(56,250)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	11,245,438	CAD	14,580,272	Goldman Sachs & Co.	9/29/22	$(138,110)
USD	458,138	CAD	594,384	Goldman Sachs & Co.	9/29/22	(5,927)
USD	365,435	CAD	470,960	Goldman Sachs & Co.	9/29/22	(2,266)
USD	405,893	CAD	519,680	Goldman Sachs & Co.	9/29/22	152
						$(146,151)

NOTES TO SCHEDULE OF INVESTMENTS
CAD	-	Canadian Dollar
USD	-	United States Dollar
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $9,106,283, which represented 0.2% of total net assets.
(3)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $2,511,682. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $2,559,560.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Convertible bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded options contracts are valued at a mean as provided by independent pricing services. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	4,005,005,132	60,370,294	—
Convertible Bonds	—	15,811,683	—
Short-Term Investments	2,585,361	23,363,661	—
	4,007,590,493	99,545,638	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	152	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	146,303	—
Written Options Contracts	56,250	—	—
	56,250	146,303	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.